General (Schedule Supplemental Consolidated Pro Forma Financial Results) (Details) - IMI Systems Ltd. - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Business Acquisition [Line Items]
Proforma revenue	$ 4,028,656	$ 3,941,825
Proforma net income (loss)	$ (18,758)	$ 216,109
Basic (in dollars per share)	$ (0.44)	$ 5.06
Diluted (in dollars per share)	$ (0.44)	$ 5.05